Property, plant and equipment, net (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net	Property, plant and equipment, net
Property, plant and equipment, net was as follows:

(In millions)	As of September 30, 2025	As of December 31, 2024
Land and mineral reserves	$3,294	$3,361
Buildings and installations	2,990	2,948
Machines, furniture, vehicles and tools	9,304	9,001
Construction in progress	607	439
Finance lease right-of-use assets	519	334
Total property, plant and equipment	16,714	16,083
Less: accumulated depreciation, depletion and impairment	(8,877)	(8,549)
Property, plant and equipment, net	$7,837	$7,534

Depreciation and depletion expense was $192 million and $189 million for the three months ended September 30, 2025 and 2024, respectively, and $555 million and $542 million for the nine months ended September 30, 2025 and 2024, respectively. Depreciation expense is recorded within Cost of revenues and Selling, general and administrative expenses on the unaudited condensed consolidated statements of operations and depletion expense is recorded within Cost of revenues on the unaudited condensed consolidated statements of operations.
The Company did not record impairment charges for the three months ended September 30, 2025 and 2024. Impairment charges related to assets no longer in service were $2 million for each of the nine months ended September 30, 2025 and 2024. Asset impairments are included in Loss on impairments on the unaudited condensed consolidated statements of operations.
The Company recorded gains on disposals of long-lived assets of $4 million and $43 million for the three months ended September 30, 2025 and 2024, respectively, and $9 million and $49 million for the nine months ended September 30, 2025 and 2024, respectively. The gains on disposals for the three and nine months ended September 30, 2024 included a gain of $31 million within the Building Materials segment related to a land expropriation transaction.

Note 7. Property, plant and equipment, net
Property, plant and equipment, net was as follows:

	As of December 31,
(In millions)	2024	2023
Land and mineral reserves	$3,361	$3,430
Buildings and installations	2,948	2,885
Machines, furniture, vehicles and tools	9,001	8,797
Construction in progress	439	522
Finance lease right-of-use assets	334	308
Total property, plant and equipment	16,083	15,942
Less: accumulated depreciation, depletion and impairment	(8,549)	(8,322)
Property, plant and equipment, net	$7,534	$7,620

Depreciation and depletion expense for the years ended December 31, 2024, 2023 and 2022 was $736 million, $689 million and $683 million, respectively. Depreciation expense is recorded within Cost of revenues and Selling, general and administrative expenses on the combined statements of operations and depletion expense is recorded within Cost of revenues on the combined statements of operations.
During the years ended December 31, 2024 and 2023, the Company recorded impairment charges of $2 million and $15 million, respectively, related to assets no longer in service. During the year ended December 31, 2022, the Company recorded impairment charges of $57 million due to obsolescence and replacement of assets no longer in service. Asset impairments are included in Loss on impairments on the combined statements of operations.
During the year ended December 31, 2024, the Company recorded gains on disposals of long-lived assets of $71 million, including a gain of $31 million within the Building Materials segment related to a land expropriation transaction. The Company recorded gains on disposals of long-lived assets of $32 million and $36 million for the years ended December 31, 2023 and 2022, respectively.